UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Hard Assets ETFs

	AGRIBUSINESS ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

	Number
	of Shares				Value
COMMON STOCKS: 99.9%
	Argentina: 0.2%
	367,587		Cresud S.A.C.I.F. y S.A. (ADR)		$ 5,124,163

	Australia: 1.3%
	5,688,590		AWB Ltd. #		4,980,518
	2,902,921		Elders Ltd. * #		3,404,141
	1,380,336		GrainCorp. Ltd. † #		7,887,360
	1,518,204		Nufarm Ltd. † #		11,447,916
					27,719,935

	Brazil: 4.4%
	1,518,145		Brasil Foods S.A. (ADR) †		83,406,886
	1,213,546		Cosan Ltd. (Class A) (USD) *		11,443,739
					94,850,625

	Canada: 9.5%
	798,853		Maple Leaf Foods, Inc.		8,133,805
	1,466,998		Potash Corp. of Saskatchewan, Inc. (USD)		175,086,211
	2,586,385		Viterra, Inc. *		24,447,718
					207,667,734

	Chile: 3.1%
	1,831,897		Sociedad Quimica y Minera de Chile S.A. (ADR) †		68,494,629

	China / Hong Kong: 1.7%
	26,868,100		China Agri-Industries Holdings Ltd. #		37,024,399

	Indonesia: 1.8%
	10,960,376		PT Astra Agro Lestari Tbk #		29,563,200
	9,497,202		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk #		10,200,538
					39,763,738

	Ireland: 0.4%
	2,043,202		Glanbia PLC #		8,400,519

	Japan: 3.8%
	8,951,000		Kubota Corp. #		81,768,610

	Malaysia: 5.3%
	46,445,555		IOI Corp. BHD #		76,695,750
	7,430,170		Kuala Lumpur Kepong BHD #		37,991,810
					114,687,560

	Netherlands: 3.0%
	1,652,348		CNH Global N.V. (USD) *		50,809,701
	243,570		Nutreco Holding N.V. #		15,368,780
					66,178,481

	Norway: 4.1%
	2,029,442		Yara International ASA #		88,343,910

	Singapore: 11.3%
	84,487,745		Golden Agri-Resources Ltd. * #		34,977,099
	4,714,418		Golden Agri-Resources Ltd. Warrants
			(SGD 0.54, expiring 7/23/12) *		421,516
	10,078,520		Indofood Agri Resources Ltd. * #		16,111,848
	14,051,087		Olam International Ltd. † #		25,980,526
	35,309,751		Wilmar International Ltd. #		168,867,744
					246,358,733
	Switzerland: 7.7%
	607,112		Syngenta A.G. #		168,878,496

	United Kingdom: 1.0%
	3,201,340		Tate & Lyle PLC #		22,045,924

	United States: 41.3%
	643,495		AGCO Corp. *		23,082,166
	1,094,741		Agrium, Inc.		77,321,557
	127,370		Andersons, Inc.		4,264,348
	3,277,479		Archer-Daniels-Midland Co.		94,719,143
	1,001,251		Bunge Ltd.		61,707,099
	338,110		CF Industries Holdings, Inc.		30,828,870
	311,942		Chiquita Brands International, Inc. *		4,906,848
	522,675		Corn Products International, Inc.		18,115,916
	572,312		Darling International, Inc. *		5,127,916
	1,671,384		Deere & Co.		99,380,493
	1,379,448		Del Monte Foods Co.		20,139,941
	522,271		Intrepid Potash, Inc. * †		15,840,479
	86,833		Lindsay Corp.		3,595,754
	2,395,419		Monsanto Co.		171,080,825
	2,856,908		Mosaic Co.		173,614,299
	1,154,245		Smithfield Foods, Inc. *		23,939,041
	696,754		Terra Industries, Inc.		31,883,463
	2,133,802		Tyson Foods, Inc.		40,862,308
					900,410,466

	Total Common Stocks
	(Cost: $2,056,094,506)				2,177,717,922

MONEY MARKET FUND: 0.1%
	(Cost: $2,081,803)
			Dreyfus Government
	2,081,803		Cash Management Fund		2,081,803

Total Investments Before Collateral
for Securities Loaned: 100.0%
	(Cost: $2,058,176,309)				2,179,799,725

SHORT-TERM INVESTMENTS HELD AS
COLLATERAL FOR SECURITIES LOANED: 4.7%
			Dreyfus Government
	101,588,000		Cash Management Fund		101,588,000

			Bank of New York
	2,069,636		Institutional Cash Reserve Series B (a) #		476,016
	Total Collateral
	(Cost: $103,657,636)				102,064,016

	OTHER: 0.0%
	(Cost: $0)
	0		Capital Support Agreement (a) #		733,836
	Total Investments: 104.7%
	(Cost: $2,161,833,945)				2,282,597,577
Liabilities in excess of other assets: (4.7)%					(103,234,191)
	NET ASSETS: 100.0%				$ 2,179,363,386

ADR	American Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $100,793,173.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $851,148,940 which represents 39.1% of net assets.

(a)
The Bank of New York Mellon Corporation (BNY Mellon) has entered into a Capital Support Agreement (CSA) with the fund, which provides that BNY Mellon, at no cost to the fund, may provide capital to the fund  for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B subject to certain conditions. This valuation represents the fair value of the CSA as of March 31, 2010.

The aggregate cost of investments owned for Federal income tax purposes is $2,195,894,565 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$ 236,865,527
Gross Unrealized Depreciation					(150,162,515)
Net Unrealized Appreciation					$ 86,703,012

Summary of Investments by Sector				% of
Excluding Collateral for Securities Loaned (unaudited)				Investments	Value
	Agricultural Chemicals			42.8%	$ 933,299,626
	Agricultural Operations			27.2	593,519,160
Alternative Waste Technology				0.2	5,127,916
	Chemicals-Diversified			3.7	79,942,545
	Food-Canned			0.9	20,139,941
	Food-Dairy Products			0.4	8,400,519
	Food-Meat Products			7.2	156,342,040
Food-Miscellaneous/Diversified				1.8	38,391,544
Food-Wholesale/Distribution				1.2	25,980,526
	Machinery-Farm			11.9	258,636,724
Sugar				1.5	33,489,663
	Transport-Services			1.1	24,447,718
	Money Market Fund			0.1	2,081,803
				100.0%	$ 2,179,799,725

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks:
	Argentina	$ 5,124,163	$ -	$ -	$ 5,124,163
	Australia	-	27,719,935	-	27,719,935
Brazil		94,850,625	-	-	94,850,625
	Canada	207,667,734	-	-	207,667,734
Chile		68,494,629	-	-	68,494,629
	China / Hong Kong	-	37,024,399	-	37,024,399
	Indonesia	-	39,763,738	-	39,763,738
Ireland		-	8,400,519	-	8,400,519
Japan		-	81,768,610	-	81,768,610
	Malaysia	-	114,687,560	-	114,687,560
	Netherlands	50,809,701	15,368,780	-	66,178,481
	Norway	-	88,343,910	-	88,343,910
	Singapore	421,516	245,937,217	-	246,358,733
	Switzerland	-	168,878,496	-	168,878,496
	United Kingdom	-	22,045,924	-	22,045,924
	United States	900,410,466	-	-	900,410,466

	Money Market Fund:
	United States	103,669,803	476,016	-	104,145,819
	Capital Support Agreement	-	-	733,836	733,836
Total		$ 1,431,448,637	$ 850,415,104	$ 733,836	$ 2,282,597,577

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the three month period ended March 31, 2010:

	Balance as of 12/31/09				$ 804,555
	Realized gain (loss)				-
Change in unrealized appreciation (depreciation)					(70,719)
	Net purchases (sales)				-
Transfers in and/or out of Level 3					-
	Balance as of 3/31/10				$ 733,836

See Note to Schedules of Investments

	COAL ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

	Number
	of Shares				Value
COMMON STOCKS: 99.9%
	Australia: 9.4%
	670,658		Aquila Resources Ltd. * † #		$ 6,475,688
	1,819,480		Centennial Coal Co. Ltd. #		7,102,915
	33,714		Coal & Allied Industries Ltd. #		2,779,827
	355,673		Felix Resources Ltd. (a) * #		32,822
	586,102		Macarthur Coal Ltd. † #		7,550,704
	1,032,947		New Hope Corp. Ltd. #		4,899,533
	557,125		Riversdale Mining Ltd. * † #		4,625,544
	776,101		Whitehaven Coal Ltd. † #		3,658,196
					37,125,229

	Canada: 1.3%
	854,947		Western Canadian Coal Corp. *		5,123,530

China / Hong Kong: 24.0%
	19,544,095		China Coal Energy Co. Ltd. #		30,426,156
	7,087,408		China Shenhua Energy Co. Ltd. #		30,587,491
	11,978,067		Fushan International Energy Group Ltd. #		9,085,006
	4,464,307		Hidili Industry International Development Ltd. * #		4,845,433
	8,105,961		Yanzhou Coal Mining Co. Ltd. #		19,503,032
					94,447,118

	Indonesia: 10.9%
	55,221,215		Adaro Energy Tbk PT #		11,863,466
	65,283,000		Bumi Resources Tbk PT #		16,080,712
	45,591,600		Darma Henwa Tbk PT * #		524,469
	6,488,500		Indika Energy Tbk PT #		1,653,097
	1,377,052		Indo Tambangraya Megah Tbk PT #		5,746,551
	3,734,500		Tambang Batubara Bukit Asam Tbk PT #		7,125,571
					42,993,866

	Japan: 0.3%
	692,000		Nippon Coke & Engineering Co. Ltd. #		1,037,193

	Mongolia: 0.9%
	220,250		SouthGobi Energy Resources Ltd. (HKD) *		3,466,270

	Singapore: 1.1%
	2,770,200		Straits Asia Resources Ltd. † #		4,269,901

	South Africa: 3.4%
	781,600		Exxaro Resources Ltd. #		13,386,574

	United Kingdom: 0.5%
	101,991		Hargreaves Services PLC #		1,016,528
	1,387,500		UK Coal PLC * #		1,056,999
					2,073,527

	United States: 48.1%
	633,564		Alpha Natural Resources, Inc. *		31,608,508
	624,751		Arch Coal, Inc.		14,275,560
	276,159		Bucyrus International, Inc.		18,223,732
	145,712		Cloud Peak Energy, Inc. *		2,424,648
	591,276		Consol Energy, Inc.		25,223,834
	55,403		FreightCar America, Inc.		1,338,536
	81,941		Fuel Tech, Inc. * †		657,167
	688,805		International Coal Group, Inc. *		3,147,839
	127,733		James River Coal Co. *		2,030,955
	312,266		Joy Global, Inc.		17,674,256
	321,703		Massey Energy Co.		16,821,850
	349,645		Patriot Coal Corp. *		7,153,737
	656,931		Peabody Energy Corp.		30,021,746
	206,500		Walter Energy, Inc.		19,053,755
					189,656,123

	Total Common Stocks
	(Cost: $364,488,742)				393,579,331

MONEY MARKET FUND: 0.2%
	(Cost: $569,109)
			Dreyfus Government
	569,109		Cash Management Fund		569,109

Total Investments Before Collateral
for Securities Loaned: 100.1%
	(Cost: $365,057,851)				394,148,440

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 1.9%
			Dreyfus Government
	7,599,000		Cash Management Fund		7,599,000

			Bank of New York
	187,251		Institutional Cash Reserve Series B (b) #		43,068
	Total Collateral
	(Cost: $7,786,251)				7,642,068

	OTHER: 0.0%
	(Cost: $0)
	0		Capital Support Agreement (b) #		66,394

Total Investments: 102.0%
	(Cost: $372,844,102)				401,856,902
Liabilities in excess of other assets: (2.0)%					(7,970,305)
	NET ASSETS: 100.0%				$ 393,886,597

HKD	Hong Kong Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,525,048.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $195,442,870, which represents 49.6% of net assets.

(a)	Illiquid, private company received as a spinoff shortly before its parent was acquired by Yanzhou Coal Mining Co. Ltd.
(b)
The Bank of New York Mellon Corporation (BNY Mellon) has entered into a Capital Support Agreement (CSA) with the fund, which provides that BNY Mellon, at no cost to the fund, may provide capital to the fund  for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B subject to certain conditions. This valuation represents the fair value of the CSA as of March 31, 2010.

The aggregate cost of investments owned for Federal income tax purposes is $375,419,179 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$ 57,233,042
Gross Unrealized Depreciation					(30,795,321)
Net Unrealized Appreciation					$ 26,437,721

Summary of Investments by Sector				% of
Excluding Collateral for Securities Loaned (unaudited)				Investments	Value
Coal Mining and Production				90.0%	$ 354,887,889
	Coal Mining Equipment			2.5	9,623,527
	Coal Mining Services			3.0	11,863,466
	Coal Power Generation			1.8	7,102,915
	Coal Technology			2.3	9,085,006
	Transport-Services			0.3	1,016,528
	Money Market Fund			0.1	569,109
				100.0%	$ 394,148,440

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks:
	Australia	$ -	$ 37,125,229	$ -	$ 37,125,229
	Canada	5,123,530	-	-	5,123,530
	China / Hong Kong	-	94,447,118	-	94,447,118
	Indonesia	-	42,993,866	-	42,993,866
Japan		-	1,037,193	-	1,037,193
	Mongolia	3,466,270	-	-	3,466,270
	Singapore	-	4,269,901	-	4,269,901
	South Africa	-	13,386,574	-	13,386,574
	United Kingdom	-	2,073,527	-	2,073,527
	United States	189,656,123	-	-	189,656,123

	Money Market Fund:
	United States	8,168,109	43,068	-	8,211,177
	Capital Support Agreement	-	-	66,394	66,394
Total		$ 206,414,032	$ 195,376,476	$ 66,394	$ 401,856,902

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the three month period ended March 31, 2010:

	Balance as of 12/31/09				$ 72,792
	Realized gain (loss)				-
Change in unrealized appreciation (depreciation)					(6,398)
	Net purchases (sales)				-
Transfers in and/or out of Level 3					-
	Balance as of 3/31/10				$ 66,394

See Note to Schedules of Investments

GLOBAL ALTERNATIVE ENERGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

	Number
	of Shares				Value
COMMON STOCKS: 99.8%
	Austria: 4.0%
	193,754		Verbund - Oesterreichische Elektrizis A.G. * † #		$ 7,690,399

	Brazil: 2.8%
	577,992		Cosan Ltd. (Class A) (USD) *		5,450,464

China / Hong Kong: 14.1%
	7,157,000		China Longyuan Power Group Corp. Ltd. *		8,479,967
	664,692		Dongfang Electric Corp. Machinery Co. Ltd. #		3,778,802
	392,192		Suntech Power Holdings Co. Ltd. (ADR) * †		5,498,532
	211,425		Trina Solar Ltd. (ADR) * †		5,160,884
	337,636		Yingli Green Energy Holding Co. Ltd. (ADR) * †		4,301,483
					27,219,668

	Denmark: 10.5%
	372,282		Vestas Wind Systems A/S * #		20,290,233

	France: 1.8%
	73,944		EDF Energies Nouvelles S.A. #		3,544,600

	Germany: 7.0%
	176,210		Nordex A.G. * † #		2,014,986
	280,537		Q-Cells A.G. * † #		2,794,421
	33,728		SMA Solar Technology A.G. † #		4,143,553
	300,931		Solarworld A.G. † #		4,532,771
					13,485,731

	Japan: 4.4%
	303,204		Kurita Water Industries Ltd. #		8,605,016

	Norway: 2.8%
	1,151,574		Renewable Energy Corp. A.S. * † #		5,397,787

	Portugal: 2.8%
	690,731		EDP Renovaveis S.A. * #		5,406,789

	Spain: 8.3%
	518,234		Gamesa Corp. Tecnologica S.A. #		7,110,824
	2,179,627		Iberdrola Renovables #		9,056,015
					16,166,839

	Taiwan: 2.1%
	1,241,000		Gintech Energy Corp. * #		4,023,825

	United States: 39.2%
	145,610		American Superconductor Corp. * †		4,208,129
	386,357		Covanta Holding Corp. *		6,436,708
	201,465		Cree, Inc. *		14,146,872
	155,794		EnerSys, Inc. *		3,841,880
	106,817		First Solar, Inc. * †		13,101,105
	66,057		Fuel Systems Solutions, Inc. * †		2,111,182
	237,190		International Rectifier Corp. *		5,431,651
	111,388		Itron, Inc. *		8,083,427
	601,957		MEMC Electronic Materials, Inc. *		9,228,001
	199,199		Sunpower Corp. * †		3,764,861
	127,186		Veeco Instruments, Inc. *		5,532,591
					75,886,407
	Total Common Stocks
	(Cost: $237,842,493)				193,167,758

MONEY MARKET FUND: 0.4%
	(Cost: $793,777)
			Dreyfus Government
	793,777		Cash Management Fund		793,777

Total Investments Before Collateral
for Securities Loaned: 100.2%
	(Cost: $238,636,270)				193,961,535

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 24.7%
			Dreyfus Government
	47,362,000		Cash Management Fund		47,362,000

			Bank of New York
	1,089,236		Institutional Cash Reserve Series B (a) #		250,524
	Total Collateral
	(Cost: $48,451,236)				47,612,524

	OTHER: 0.2%
	(Cost: $0)
	0		Capital Support Agreement (a) #		386,213
Total Investments: 125.1%
	(Cost: $287,087,506)				241,960,272
Liabilities in excess of other assets: (25.1)%					(48,473,601)
	NET ASSETS: 100.0%				$ 193,486,671

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $46,846,345.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $89,026,758 which represents 46.0% of net assets.

(a)
The Bank of New York Mellon Corporation (BNY Mellon) has entered into a Capital Support Agreement (CSA) with the fund, which provides that BNY Mellon, at no cost to the fund, may provide capital to the fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B subject to certain conditions.  This valuation represents the fair value of the CSA as of March 31, 2010.

The aggregate cost of investments owned for Federal income tax purposes is $288,585,757 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$ 21,546,825
Gross Unrealized Depreciation					(68,172,310)
Net Unrealized Depreciation					$ (46,625,485)

Summary of Investments by Sector				% of
Excluding Collateral for Securities Loaned (unaudited)				Investments	Value
Auto Truck Parts & Equipment				1.1%	$ 2,111,182
Batteries & Battery Systems				2.0	3,841,880
	Electric - Integrated			4.0	7,690,399
Electronic Components-Semiconductors				14.8	28,806,524
Electronic Measuring Instruments				4.2	8,083,427
Energy-Alternate Resources				42.2	81,760,124
Independent Power Producer				4.4	8,479,967
Power Conversion & Supply Equipment				14.7	28,598,055
Semiconductors & Related Devices				2.8	5,532,591
	Sugar			2.8	5,450,464
Superconductor Product & Systems				2.2	4,208,129
Water Treatment Systems				4.4	8,605,016
	Money Market Fund			0.4	793,777
				100.0%	$ 193,961,535

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks:
	Austria	$ -	$ 7,690,399	$ -	$ 7,690,399
	Brazil	5,450,464	-	-	5,450,464
	China / Hong Kong	23,440,866	3,778,802	-	27,219,668
	Denmark	-	20,290,233	-	20,290,233
	France	-	3,544,600	-	3,544,600
	Germany	-	13,485,731	-	13,485,731
	Japan	-	8,605,016	-	8,605,016
	Norway	-	5,397,787	-	5,397,787
	Portugal	-	5,406,789	-	5,406,789
	Spain	-	16,166,839	-	16,166,839
	Taiwan	-	4,023,825	-	4,023,825
	United States	75,886,407	-	-	75,886,407

	Money Market Fund:
	United States	48,155,777	250,524	-	48,406,301
	Capital Support Agreement	-	-	386,213	386,213
	Total	$ 152,933,514	$ 88,640,545	$ 386,213	$ 241,960,272

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the three month period ended March 31, 2010:

	Balance as of 12/31/09				$ 423,430
	Realized gain (loss)				-
Change in unrealized appreciation (depreciation)					(37,217)
	Net purchases (sales)				-
Transfers in and/or out of Level 3					-
	Balance as of 3/31/10				$ 386,213

See Note to Schedules of Investments

GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

Number
of Shares				Value
COMMON STOCKS: 99.9%
Australia: 4.1%
8,098,648		Lihir Gold Ltd. (ADR)		$ 228,057,928

Canada: 57.1%
4,312,723		Agnico-Eagle Mines Ltd. (USD)		240,089,289
5,436,441		Aurizon Mines Ltd. (USD) *		25,877,459
23,441,787		Barrick Gold Corp. (USD)		898,758,114
18,363,929		Eldorado Gold Corp. (USD) *		221,836,262
4,696,217		Gammon Gold, Inc. (USD) *		33,765,800
17,601,573		Goldcorp, Inc. (USD)		655,130,547
11,424,779		Great Basin Gold Ltd. (USD) * †		19,764,868
12,612,131		IAMGOLD Corp. (USD)		166,732,372
16,575,929		Kinross Gold Corp. (USD)		283,282,627
2,248,766		Minefinders Corp. (USD) * †		20,823,573
13,293,514		New Gold, Inc. (USD) *		57,959,721
3,592,699		PAN American Silver Corp. (USD)		83,170,982
11,699,237		Silver Wheaton Corp. (USD) *		183,444,036
3,119,572		Tanzanian Royalty Exploration Corp. (USD) * †		12,852,637
25,068,818		Yamana Gold, Inc. (USD) †		246,927,857
				3,150,416,144

Peru: 4.4%
7,732,102		Cia de Minas Buenaventura S.A. (ADR)		239,463,199

South Africa: 13.2%
8,628,855		AngloGold Ashanti Ltd. (ADR)		327,465,047
20,792,596		Gold Fields Ltd. (ADR)		262,402,562
14,571,337		Harmony Gold Mining Co. Ltd. (ADR)		138,136,275
				728,003,884

United Kingdom: 5.1%
3,082,204		Randgold Resources Ltd. (ADR)		236,805,733
2,460,444		Silver Standard Resources, Inc. (ADR) * †		43,771,299
				280,577,032

United States: 16.0%
2,783,886		Coeur d'Alene Mines Corp. *		41,702,612
8,799,371		Golden Star Resources Ltd. * †		34,053,566
8,274,645		Hecla Mining Co. * †		45,262,308
6,582,029		Nevsun Resources Ltd. * †		19,614,446
11,692,844		Newmont Mining Corp.		595,516,545
9,924,856		Northgate Minerals Corp. *		29,774,568
1,829,529		Royal Gold, Inc.		84,542,535
1,285,495		Seabridge Gold, Inc. * †		31,314,658
1,527,562		Vista Gold Corp. *		3,070,400
				884,851,638

Total Common Stocks
(Cost: $5,531,234,370)				5,511,369,825

MONEY MARKET FUND: 0.1%
(Cost: $7,518,613)
		Dreyfus Government
7,518,613		Cash Management Fund		7,518,613

Total Investments Before Collateral
for Securities Loaned: 100.0%
(Cost: $5,538,752,983)				5,518,888,438

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 1.6%
		Dreyfus Government
83,624,000		Cash Management Fund		83,624,000

		Bank of New York
2,984,133		Institutional Cash Reserve Series B (a) #		686,351
Total Collateral
(Cost: $86,608,133)				84,310,351

OTHER: 0.0%
(Cost: $0)
0		Capital Support Agreement (a) #		1,058,091

Total Investments: 101.6%
(Cost: $5,625,361,116)				5,604,256,880
Liabilities in excess of other assets: (1.6)%				(87,331,009)
NET ASSETS: 100.0%				$ 5,516,925,871

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†		Security fully or partially on loan. Total market value of securities on loan is $82,950,569.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,744,442 which represents 0.0% of net assets.

(a)
The Bank of New York Mellon Corporation (BNY Mellon) has entered into a Capital Support Agreement (CSA) with the fund, which provides that BNY Mellon, at no cost to the fund, may provide capital to the fund  for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B subject to certain conditions. This valuation represents the fair value of the CSA as of March 31, 2010.

The aggregate cost of investments owned for Federal income tax purposes is $5,638,097,018 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation				$ 200,000,934
Gross Unrealized Depreciation				(233,841,072)
Net Unrealized Depreciation				$ (33,840,138)

Summary of Investments by Industry			% of
Excluding Collateral for Securities Loaned (unaudited)			Investments	Value
Gold Mining			90.6%	$ 5,001,469,494
Metal-Copper			1.1	57,959,721
Metal-Diversified			0.8	45,262,308
Precious Metals			1.8	96,291,985
Silver Mining			5.6	310,386,317
Money Market Fund			0.1	7,518,613
			100.0%	$ 5,518,888,438

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stock*	$ 5,511,369,825	$ -	$ -	$ 5,511,369,825

Money Market Fund	91,142,613	686,351	-	91,828,964
Capital Support Agreement	-	-	1,058,091	1,058,091
Total	$ 5,602,512,438	$ 686,351	$ 1,058,091	$ 5,604,256,880

* See Schedule of Investments for security type and geographic sector breakouts

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the three month period ended March 31, 2010:

Balance as of 12/31/09				$ 1,160,052
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				(101,961)
Net purchases (sales)				-
Transfers in and/or out of Level 3				-
Balance as of 3/31/10				$ 1,058,091

See Note to Schedules of Investments

JUNIOR GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

	Number
	of Shares				Value
COMMON STOCKS: 100.0%
	Australia: 13.3%
	7,447,945		Andean Resources Ltd. (CAD) *		$ 18,793,297
	7,469,299		Avoca Resources Ltd. * † #		13,577,873
	7,277,097		CGA Mining Ltd. (CAD) * †		14,273,740
	2,205,449		Dominion Mining Ltd. † #		5,231,116
	71,156,182		Focus Minerals Ltd. * #		3,460,095
	2,309,280		Kingsgate Consolidated Ltd. #		18,039,596
	3,370,656		Medusa Mining Ltd. * † #		11,720,648
	8,415,051		Perseus Mining Ltd. * #		15,396,566
	10,181,998		Resolute Mining Ltd. * † #		9,280,891
	51,557,857		St. Barbara Ltd. * #		12,075,579
					121,849,401

	Canada: 64.7%
	2,968,988		Alamos Gold, Inc. *		39,711,367
	3,956,080		Aurizon Mines Ltd. *		18,638,867
	1,889,439		Colossus Minerals, Inc. *		12,980,523
	1,302,381		Detour Gold Corp. *		24,351,848
	2,015,589		Dundee Precious Metals, Inc. *		6,357,385
	1,690,373		East Asia Minerals Corp. *		9,313,671
	1,342,734		Endeavour Silver Corp. (USD) *		4,310,176
	3,386,906		European Goldfields Ltd. *		23,334,949
	1,812,143		Exeter Resources Corp. (USD) * †		11,108,437
	1,812,143		Extorre Gold Mines Ltd. *		3,697,340
	2,365,257		First Majestic Silver Corp. *		7,367,022
	3,141,099		Fronteer Development Group (USD) *		16,176,660
	5,220,595		Gabriel Resources Ltd. *		21,663,501
	3,487,939		Gammon Gold, Inc. (USD) *		25,078,281
	2,712,431		Gold Wheaton Gold Corp. *		7,699,770
	1,804,619		Greystar Resources Ltd. *		11,650,736
	1,778,956		Guyana Goldfields, Inc. *		11,309,710
	1,204,861		International Tower Hill Ltd. *		6,994,856
	2,641,228		Jinshan Gold Mines, Inc. *		13,771,718
	1,590,648		Kirkland Lake Gold, Inc. *		11,899,875
	5,682,697		Lake Shore Gold Corp. *		14,115,023
	1,705,462		Minefinders Corp. (USD) * †		15,792,578
	9,727,968		New Gold, Inc. *		41,901,553
	7,685,673		Northgate Minerals Corp. (USD) *		23,057,019
	3,557,206		Novagold Resources, Inc. (USD) * †		25,398,451
	2,103,553		Premier Gold Mines Ltd. *		8,791,153
	7,487,371		Romarco Minerals, Inc. *		14,390,985
	4,096,849		Rubicon Minerals Corp. *		15,667,808
	6,818,650		San Gold Corp. *		21,237,922
	6,604,362		Semafo, Inc. *		36,844,600
	1,895,692		Silver Standard Resources, Inc. (USD) *		33,724,361
	4,131,283		Silvercorp Metals, Inc.		28,382,083
	3,312,562		Terrane Metals Corp. *		3,558,910
	2,239,776		Ventana Gold Corp. *		20,751,954
					591,031,092

China / Hong Kong: 1.5%
	7,458,000		Lingbao Gold Co. Ltd. (Class H) * #		2,664,633
	7,499,500		Real Gold Mining Ltd. * #		11,192,441
					13,857,074

	South Africa: 1.8%
	327,311		DRDGOLD Ltd. (ADR) †		1,600,551
	8,427,810		Great Basin Gold Ltd. (CAD) * †		14,371,013
					15,971,564

	United Kingdom: 1.1%
	3,432,576		Avocet Mining PLC * #		6,294,322
	1,989,528		Highland Gold Mining Ltd. * #		3,947,232
					10,241,554

	United States: 17.6%
	1,658,649		Allied Nevada Gold Corp. *		27,483,814
	3,611,418		Anatolia Minerals Development Ltd. (CAD) *		15,413,178
	2,153,802		Coeur d'Alene Mines Corp. *		32,263,954
	6,723,466		Golden Star Resources Ltd. * †		26,019,813
	6,387,101		Hecla Mining Co. * †		34,937,443
	2,070,239		Jaguar Mining, Inc. (CAD) *		19,079,133
	2,129,115		U.S. Gold Corp. *		5,748,611
					160,945,946

	Total Common Stocks
	(Cost: $905,339,752)				913,896,631

MONEY MARKET FUND: 0.0%
	(Cost: $805,015)
			Dreyfus Government
	805,015		Cash Management Fund		805,015

Total Investments Before Collateral
for Securities Loaned: 100.0%
	(Cost: $906,144,767)				914,701,646

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 4.7%
	(Cost: $42,881,000)
			Dreyfus Government
	42,881,000		Cash Management Fund		42,881,000

Total Investments: 104.7%
	(Cost: $949,025,767)				957,582,646
Liabilities in excess of other assets: (4.7)%					(43,247,550)
	NET ASSETS: 100.0%				$ 914,335,096

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $40,496,807.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $112,880,992 which represents 12.3% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $960,136,675 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$ 72,512,418
Gross Unrealized Depreciation					(75,066,447)
Net Unrealized Depreciation					$ (2,554,029)

Summary of Investments by Sector				% of
Excluding Collateral for Securities Loaned (unaudited)				Investments	Value
	Diversified Minerals			3.5%	$ 31,844,468
	Gold Mining			71.3	652,199,569
	Metal-Diversified			5.2	47,948,454
	Precious Metals			11.8	108,120,498
	Silver Mining			8.1	73,783,642
	Money Market Fund			0.1	805,015
				100.0%	$ 914,701,646

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks:
	Australia	$ 33,067,037	$ 88,782,364	$ -	$ 121,849,401
	Canada	591,031,092	-	-	591,031,092
	China / Hong Kong	-	13,857,074	-	13,857,074
	South Africa	15,971,564	-	-	15,971,564
	United Kingdom	-	10,241,554	-	10,241,554
	United States	160,945,946	-	-	160,945,946

Money Market Fund:
	United States	43,686,015	-	-	43,686,015
	Total	$ 844,701,654	$ 112,880,992	$ -	$ 957,582,646

See Note to Schedules of Investments

NUCLEAR ENERGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

Number
of Shares				Value
COMMON STOCKS: 95.3%
Australia: 12.7%
868,913		Energy Resources of Australia Ltd. #		$ 15,070,547
2,430,685		Paladin Energy Ltd. * #		8,806,199
				23,876,746

Canada: 19.2%
5,927,012		Denison Mines Corp. *		8,646,176
1,565,377		Forsys Metals Corp. * †		6,680,876
1,726,194		Fronteer Development Group, Inc. * †		8,864,492
1,996,858		Hathor Exploration Ltd. * †		3,857,712
3,037,856		Uranium One, Inc. *		8,024,695
				36,073,951
France: 12.6%
16,299		Areva S.A. † #		8,469,173
280,909		Electricite de France S.A. #		15,341,065
				23,810,238
Japan: 17.7%
2,189,414		IHI Corp. † #		4,013,205
386,674		JGC Corp. #		6,906,122
1,579,805		Kajima Corp. † #		3,878,350
2,151,606		Mitsubishi Heavy Industries Ltd. #		8,930,264
860,776		Taihei Dengyo Kaisha Ltd. #		7,899,460
144,900		Toshiba Plant Systems & Services Corp. #		1,632,874
				33,260,275
South Africa: 2.3%
3,304,127		First Uranium Corp. * †		4,266,331

United States: 30.8%
524,788		Cameco Corp. †		14,384,439
401,887		Constellation Energy Group, Inc.		14,110,253
327,378		Exelon Corp.		14,342,430
362,844		US Ecology Corp.		5,841,788
1,606,571		USEC, Inc. *		9,269,915
				57,948,825
Total Common Stocks
(Cost: $207,606,460)				179,236,366

CLOSED END FUND: 4.4%
(Cost: $10,484,331)
1,426,868		Uranium Participation Corp. * †		8,354,044

MONEY MARKET FUND: 0.2%
(Cost: $377,703)
		Dreyfus Government
377,703		Cash Management Fund		377,703

Total Investments Before Collateral
for Securities Loaned: 99.9%
(Cost: $218,468,494)				187,968,113

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 14.8%
		Dreyfus Government
27,738,000		Cash Management Fund		27,738,000

		Bank of New York
258,246		Institutional Cash Reserve Series B (a) #		59,397
Total Collateral
(Cost: $27,996,246)				27,797,397

OTHER: 0.0%
(Cost: $0)
0		Capital Support Agreement (a) #		91,567

Total Investments: 114.7%
(Cost: $246,464,740)				215,857,077
Liabilities in excess of other assets: (14.7)%				(27,645,638)
NET ASSETS: 100.0%				$ 188,211,439

* Non-income producing
†		Security fully or partially on loan. Total market value of securities on loan is $26,872,915.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $81,098,223, which represents 43.1% of net assets.

(a)
The Bank of New York Mellon Corporation (BNY Mellon) has entered into a Capital Support Agreement (CSA) with the fund, which provides that BNY Mellon, at no cost to the fund, may provide capital to the fund  for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B subject to certain conditions. This valuation represents the fair value of the CSA as of March 31, 2010.

The aggregate cost of investments owned for Federal income tax purposes is $252,466,869 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation				$ 8,721,942
Gross Unrealized Depreciation				(45,331,734)
Net Unrealized Depreciation				$ (36,609,792)

Summary of Investments by Sector			% of
Excluding Collateral for Securities Loaned (unaudited)			Investments	Value
Building & Construction-Miscellaneous			2.1%	$ 3,878,350
Closed-end Fund			4.4	8,354,044
Diversified Minerals			9.4	17,670,691
Electric-Integrated			23.3	43,793,748
Energy-Alternate Sources			4.5	8,469,173
Engineering/R&D Services			8.8	16,438,456
Hazardous Waste Disposal			3.1	5,841,788
Machinery-General Industry			6.9	12,943,469
Metal-Diversified			5.8	10,947,207
Non-Ferrous Metals			31.5	59,253,484
Money Market Fund			0.2	377,703
			100.0%	$ 187,968,113

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Australia	$ -	$ 23,876,746	$ -	$ 23,876,746
Canada	36,073,951	-	-	36,073,951
France	-	23,810,238	-	23,810,238
Japan	-	33,260,275	-	33,260,275
South Africa	4,266,331	-	-	4,266,331
United States	57,948,825	-	-	57,948,825

Closed End Fund	8,354,044	-	-	8,354,044

Money Market Fund:
United States	28,115,703	59,397	-	28,175,100
Capital Support Agreement	-	-	91,567	91,567
Total	$ 134,758,854	$ 81,006,656	$ 91,567	$ 215,857,077

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the three month period ended March 31, 2010:

Balance as of 12/31/09				$ 100,391
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				(8,824)
Net purchases (sales)				-
Transfers in and/or out of Level 3				-
Balance as of 3/31/10				$ 91,567

See Note to Schedules of Investments

RVE HARD ASSETS PRODUCERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

Number
of Shares				Value
COMMON STOCKS: 99.9%
Argentina: 0.2%
4,459		Cresud S.A. (ADR)		$ 62,158
3,633		Tenaris S.A. (ADR)		156,001
				218,159

Australia: 4.1%
99,428		AWB Ltd. * #		87,052
54,773		BHP Billiton Ltd. #		2,197,518
29,584		BlueScope Steel Ltd. * #		78,895
114		Coal & Allied Industries Ltd. #		9,400
947		Energy Resources of Australia Ltd. #		16,425
20,291		Fortescue Metals Group Ltd. * #		91,127
21,700		GrainCorp Ltd. † #		123,996
6,651		Lihir Gold Ltd. (ADR)		187,292
13,583		Newcrest Mining Ltd. #		409,614
16,677		Oil Search Ltd. #		91,172
21,639		OneSteel Ltd. #		77,396
13,713		Origin Energy Ltd. #		208,191
50,891		OZ Minerals Ltd. * #		53,532
13,007		Santos Ltd. #		175,103
8,020		Woodside Petroleum Ltd. #		345,218
3,182		WorleyParsons Ltd. #		74,276
				4,226,207

Austria: 0.3%
404		Mayr-Melnhof Karton A.G. #		38,220
2,322		OMV A.G. #		87,216
3,789		Verbund - Oesterreichische Elektrizis A.G. * † #		150,391
2,034		Voestalpine A.G. #		82,157
				357,984

Brazil: 3.1%
5,835		Cia de Saneamento Basico do Estado de Sao Paulo (ADR)		214,728
6,355		Cia Siderurgica Nacional S.A. (ADR) †		253,755
10,827		Gerdau S.A. (ADR)		176,480
39,823		Petroleo Brasileiro S.A. (ADR)		1,771,725
24,981		Vale S.A. (ADR)		804,138
				3,220,826
Canada: 12.1%
4,400		Agnico-Eagle Mines Ltd. (USD)		244,948
27,637		Barrick Gold Corp.		1,059,603
8,518		Canadian Natural Resources Ltd.		630,673
4,418		Centerra Gold, Inc. *		57,917
2,302		Domtar Corp. (USD) *		148,272
15,104		Eldorado Gold Corp. *		182,456
5,940		Enbridge, Inc.		283,635
11,794		EnCana Corp.		365,968
1,313		First Quantum Minerals Ltd.		108,154
2,263		Gerdau Ameristeel Corp. *		17,719
20,602		Goldcorp, Inc. (USD)		766,806
3,869		Husky Energy, Inc. †		111,088
10,358		IAMGOLD Corp.		137,828
3,992		Imperial Oil Ltd. (USD)		155,169
1,402		Inmet Mining Corp.		81,546
8,849		Ivanhoe Mines Ltd. *		154,817
19,546		Kinross Gold Corp. (USD)		334,041
8,215		Nexen, Inc.		202,993
6,709		Osisko Mining Corp. *		58,523
37,547		Potash Corp. of Saskatchewan, Inc.		4,481,234
6,515		Red Back Mining, Inc. *		133,248
9,610		Silver Wheaton Corp. (USD) *		150,685
24,495		Suncor Energy, Inc. (USD)		797,067
15,933		Talisman Energy, Inc. (USD)		271,817
7,885		Teck Cominco Ltd. *		343,471
3,432		TransAlta Corp.		76,011
10,781		TransCanada Corp. †		396,310
47,121		Viterra, Inc. *		445,410
1,528		West Fraser Timber Co. Ltd.		58,180
20,594		Yamana Gold, Inc. (USD)		202,851
				12,458,440

Chile: 0.4%
6,331		Antofagasta PLC (GBP) #		99,930
1,370		Cap S.A.		43,809
6,239		Empresas CMPC S.A.		264,422
22,231		Inversiones Aguas Metropolitanas S.A.		27,516
				435,677

China / Hong Kong: 2.9%
2,575		Aluminum Corp of China Ltd. (ADR) * †		66,280
16,900		Angang New Steel Co. Ltd. #		30,900
301,168		Chaoda Modern Agriculture Holdings Ltd. #		320,469
208,842		China Agri-Industries Holdings Ltd. #		287,786
64,652		China Coal Energy Co. Ltd. #		100,650
22,200		China Molybdenum Co. Ltd. (Class H) #		18,542
23,200		China Oilfield Services Ltd. (Class H) #		34,026
263,083		China Petroleum & Chemical Corp. #		216,053
44,991		China Shenhua Energy Co. Ltd. #		194,170
250,079		CNOOC Ltd. #		412,857
22,900		Fosun International Ltd. #		18,287
48,400		Huaneng Power International, Inc. #		28,136
22,200		Jiangxi Copper Co. Ltd. (Class H) #		50,004
88,400		Lee & Man Paper Manufacturing Ltd. #		68,955
27,500		Maanshan Iron and Steel Co. Ltd. (Class H) * #		15,894
74,457		Nine Dragons Paper Holdings Ltd. #		124,208
330,440		PetroChina Co. Ltd. (Class H) #		387,360
29,300		Shandong Chenming Paper Holdings Ltd. (Class B) #		21,960
12,709		Sino-Forest Corp. (CAD) *		249,282
6,307		Suntech Power Holdings Co. Ltd. (ADR) * †		88,424
2,520		Trina Solar Ltd. (ADR) *		61,513
31,500		Yanzhou Coal Mining Co. Ltd. #		75,789
13,100		Zhaojin Mining Industry Co. Ltd. #		25,547
112,241		Zijin Mining Group Ltd. #		88,189
				2,985,281

Denmark: 0.6%
10,435		Vestas Wind Systems A/S * #		568,732

Egypt: 0.0%
410		Egyptian Iron & Steel Co. * #		1,012

Finland: 0.3%
2,009		Neste Oil Oyj #		35,114
1,810		Outokumpu Oyj #		39,847
1,381		Rautaruukki Oyj † #		29,907
29,967		Stora Enso Oyj (R Shares) #		228,550
				333,418

France: 3.1%
159		Eramet S.A. #		54,649
1,716		Technip S.A. #		139,547
36,868		Total S.A. #		2,143,623
25,284		Veolia Environnement S.A. #		876,115
				3,213,934

Germany: 0.4%
1,637		BayWa A.G. #		61,385
2,677		Nordex A.G. * † #		30,612
3,190		Q-Cells A.G. * † #		31,776
623		Salzgitter A.G. #		57,829
4,292		Solarworld A.G. † #		64,648
5,437		ThyssenKrupp A.G. #		186,773
				433,023

Hungary: 0.1%
706		MOL Hungarian Oil & Gas NyRt * #		72,434

India: 1.5%
25,670		Reliance Industries Ltd. (GDR) #		1,241,338
13,715		Sterlite Industries India Ltd. (ADR)		255,236
				1,496,574

Indonesia: 0.3%
40,744		Astra Agro Lestari Tbk PT #		109,898
1,182,500		Bakrie Sumatera Plantations Tbk PT #		64,061
304,500		Bumi Resources Tbk PT #		75,005
30,954		International Nickel Indonesia Tbk PT #		16,020
61,500		Perusahaan Perkebunan London Sumatra Industries Tbk PT #		66,055
				331,039

Ireland: 0.0%
5,737		Smurfit Kappa Group PLC * #		47,299

Italy: 1.1%
43,815		ENI S.p.A. #		1,029,597
3,953		Saipem S.p.A. #		153,193
				1,182,790

Japan: 2.1%
4,200		Daio Paper Corp. #		34,510
2,717		Hitachi Metals Ltd. #		28,620
13		Inpex Holdings, Inc. #		95,523
7,364		JFE Holdings, Inc. #		297,272
41,235		Kobe Steel Ltd. #		88,835
5,165		Kurita Water Industries Ltd. #		146,584
18,829		Mitsubishi Materials Corp. * #		54,266
13,600		Nippon Mining Holdings, Inc. #		63,525
19,251		Nippon Oil Corp. #		96,430
5,100		Nippon Paper Group, Inc. #		131,298
86,573		Nippon Steel Corp. #		340,608
30,014		Nippon Suisan Kaisha Ltd. #		87,137
45,576		OJI Paper Co. Ltd. #		200,138
10,970		Rengo Co. Ltd. #		64,641
7,583		Sumitomo Forestry Co. Ltd. #		62,014
56,901		Sumitomo Metal Industries Ltd. #		172,597
8,423		Sumitomo Metal Mining Ltd. #		125,384
4,200		TonenGeneral Sekiyu K.K. #		35,516
				2,124,898

Kazakhstan: 0.1%
3,106		Kazakhmys PLC (GBP) * #		71,770

Luxembourg: 0.1%
3,272		Ternium S.A. (ADR) * †		134,250

Malaysia: 1.0%
39,751		Genting Plantation BHD #		84,623
393,794		IOI Corp. BHD #		650,274
50,978		Kuala Lumpur Kepong BHD #		260,660
				995,557

Mexico: 0.3%
17,900		Gruma, S.A. de C.V. (Class B) *		40,650
60,953		Grupo Mexico, S.A.B. de C.V.		164,384
3,462		Industrias Penoles, S.A. de C.V.		74,154
				279,188

Netherlands: 2.1%
15,074		ArcelorMittal #		662,123
3,311		CNH Global N.V. (USD) *		101,813
4,438		Nutreco Holding N.V. #		280,029
42,322		Royal Dutch Shell PLC #		1,166,270
				2,210,235

Norway: 2.0%
6,706		Cermaq ASA * #		78,614
322,980		Marine Harvest ASA * #		287,483
11,305		Norsk Hydro ASA * #		86,414
15,661		Renewable Energy Corp. ASA * † #		73,408
4,209		SeaDrill Ltd. #		98,625
18,687		Statoil ASA * #		435,384
23,614		Yara International ASA #		1,027,944
				2,087,872

Peru: 0.2%
6,020		Cia de Minas Buenaventura S.A. (ADR)		186,439

Poland: 0.2%
1,900		KGHM Polska Miedz S.A. #		71,497
4,867		Polski Koncern Naftowy Orlen S.A. * #		66,132
14,125		Polskie Gornictwo Naftowe I Gazownictwo S.A. #		18,125
				155,754

Portugal: 0.1%
4,338		Galp Energia, SGPS, S.A. #		75,452
6,940		Portucel-Empresa Productora de Pasta e Papel S.A. #		19,775
				95,227

Russia: 2.7%
1,973		Evraz Group S.A. Reg S (GDR) * † #		78,228
13,173		JSC MMC Norilsk Nickel (ADR) * #		241,530
6,697		Lukoil (ADR) #		379,324
1,880		Magnitogorsk Iron & Steel Works Reg S (GDR) * #		22,754
2,242		Mechel OAO (ADR)		63,718
2,302		Novatek OAO Reg S (GDR) #		167,192
1,505		Novolipetsk Steel (GDR) * #		52,140
46,457		OAO Gazprom (ADR) #		1,083,841
4,268		Petropavlovsk PLC (GBP) #		77,014
3,888		Polyus Gold Co. (ADR) #		99,952
25,623		Rosneft Oil Co. (GDR) #		203,040
2,899		Severstal Reg S (GDR) * † #		42,113
15,368		Surgutneftegaz (ADR) #		152,231
3,785		Tatneft Reg S (GDR) #		118,340
				2,781,417

Singapore: 1.7%
791,319		Golden Agri-Resources Ltd. * #		327,598
36,354		Golden Agri-Resources Ltd. Warrants *
		(SGD 0.54, expiring 7/23/12)		3,250
17,900		Hyflux Ltd. #		43,458
187,665		Olam International Ltd. #		346,993
217,864		Wilmar International Ltd. #		1,041,928
				1,763,227

South Africa: 1.8%
1,556		African Rainbow Minerals Ltd. (GBP) #		40,607
1,361		Anglo Platinum Ltd. * #		136,947
10,171		AngloGold Ashanti Ltd. (ADR)		385,989
12,974		Aquarius Platinum Ltd. (AUD) #		82,191
2,200		ArcelorMittal South Africa Ltd. * #		27,670
2,650		Exxaro Resources Ltd. #		45,387
19,787		Gold Fields Ltd. (ADR)		249,712
11,965		Harmony Gold Mining Co. Ltd. (ADR)		113,428
13,619		Impala Platinum Holdings Ltd. #		396,536
1,254		Kumba Iron Ore Ltd. #		60,061
23,089		Sappi Ltd. * #		101,816
5,933		Sasol Ltd. #		243,882
				1,884,226

South Korea: 0.9%
915		Hyundai Steel Co. #		69,504
1,190		POSCO #		556,193
1,005		SK Energy Co. Ltd. #		107,893
513		SK Holdings Co. Ltd. #		45,568
664		S-Oil Corp. #		33,462
2,752		Woongjin Coway Co. Ltd. #		85,301
				897,921

Spain: 0.5%
2,138		Acerinox S.A. #		42,175
10,081		Gamesa Corp. Tecnologica S.A. #		138,324
12,625		Repsol YPF S.A. #		299,607
766		Sociedad General de Aguas de Barcelona S.A. #		20,577
				500,683

Sweden: 0.5%
2,351		Holmen AB (B Shares) † #		63,539
1,136		SSAB AB (B Shares) #		18,508
31,496		Svenska Cellulosa AB (B Shares) * #		445,540
				527,587

Switzerland: 3.2%
11,996		Syngenta A.G. #		3,336,891

Taiwan: 0.3%
168,128		China Steel Corp. #		173,971
32,420		Formosa Petrochemical Corp. #		85,416
				259,387

Turkey: 0.1%
13,242		Eregli Demir ve Celik Fabrikalari T.A.S. * #		39,840
1,926		Tupras-Turkiye Petrol Rafinerileri A.S. #		43,621
				83,461

United Kingdom: 8.5%
21,486		Anglo American PLC * #		934,898
52,993		BG Group PLC #		917,361
294,675		BP PLC #		2,788,043
21,940		Cairn Energy PLC * #		138,871
80,581		Centrica PLC #		359,663
2,237		ENSCO International PLC (ADR)		100,173
4,072		Lonmin PLC * #		126,011
19,276		Mondi PLC #		135,281
19,646		Northumbrian Water Group PLC #		84,395
18,034		Pennon Group PLC #		143,130
4,032		Petrofac Ltd. #		73,504
2,531		Randgold Resources Ltd. (ADR)		194,457
21,904		Rio Tinto PLC #		1,294,426
12,119		Severn Trent PLC #		219,646
13,890		Tullow Oil PLC #		263,478
34,911		United Utilities Group PLC #		296,229
1,683		Vedanta Resources PLC † #		70,833
31,509		Xstrata PLC * #		596,114
				8,736,513

United States: 41.0%
11,724		AGCO Corp. *		420,540
19,945		Agrium, Inc.		1,408,715
16,651		Alcoa, Inc.		237,110
1,603		Allegheny Technologies, Inc.		86,546
1,899		Alpha Natural Resources, Inc. *		94,741
7,733		Anadarko Petroleum Corp.		563,194
2,321		Andersons, Inc.		77,707
5,284		Apache Corp.		536,326
6,980		Aqua America, Inc.		122,639
81,485		Archer-Daniels-Midland Co.		2,354,917
4,897		Baker Hughes, Inc.		229,375
4,608		BJ Services Co.		98,611
18,242		Bunge Ltd.		1,124,254
1,627		Cabot Oil & Gas Corp.		59,874
6,412		Cameco Corp. †		175,753
3,838		Cameron International Corp. *		164,497
6,160		CF Industries Holdings, Inc.		561,669
10,234		Chesapeake Energy Corp.		241,932
31,529		Chevron Corp.		2,390,844
2,207		Cliffs Natural Resources, Inc.		156,587
23,342		ConocoPhillips		1,194,410
2,844		Consol Energy, Inc.		121,325
480		Continental Resources, Inc. *		20,424
9,523		Corn Products International, Inc.		330,067
10,427		Darling International, Inc. *		93,426
53,767		Deere & Co.		3,196,986
6,208		Denbury Resources, Inc. *		104,729
7,014		Devon Energy Corp.		451,912
1,091		Diamond Offshore Drilling, Inc.		96,892
11,010		El Paso Corp.		119,348
3,965		EOG Resources, Inc.		368,507
2,055		EQT Corp.		84,255
74,120		Exxon Mobil Corp.		4,964,558
2,489		First Solar, Inc. * †		305,276
1,915		FMC Technologies, Inc. *		123,766
7,027		Freeport-McMoRan Copper & Gold, Inc.		587,036
14,209		Halliburton Co.		428,117
1,660		Helmerich & Payne, Inc.		63,213
4,572		Hess Corp.		285,979
22,732		International Paper Co.		559,435
2,057		Itron, Inc. *		149,276
1,582		Lindsay Corp.		65,511
11,114		Marathon Oil Corp.		351,647
3,613		McDermott International, Inc. *		97,262
8,990		MeadWestvaco Corp.		229,695
69,195		Monsanto Co.		4,941,907
20,322		Mosaic Co.		1,234,968
3,001		Murphy Oil Corp.		168,626
4,469		Nabors Industries Ltd. *		87,727
7,085		Nalco Holding Co.		172,378
6,569		National Oilwell Varco, Inc.		266,570
2,086		Newfield Exploration Co. *		108,576
13,785		Newmont Mining Corp.		702,070
4,041		Noble Corp.		168,995
2,739		Noble Energy, Inc.		199,947
5,140		Nucor Corp.		233,253
12,747		Occidental Petroleum Corp.		1,077,631
1,024		Ormat Technologies, Inc.		28,815
5,408		Packaging Corp. of America		133,091
4,219		Peabody Energy Co.		192,808
4,729		Petrohawk Energy Corp. *		95,904
9,782		Pilgrim's Pride Corp. *		104,081
2,188		Plains Exploration & Production Co. *		65,618
2,756		Pride International, Inc. *		82,983
2,742		Questar Corp.		118,454
2,498		Range Resources Corp.		117,081
1,048		Reliance Steel & Aluminum Co.		51,593
2,037		Rock-Tenn Co. (Class A)		92,826
18,785		Schlumberger Ltd.		1,192,096
42		Seaboard Corp.		54,562
3,900		Smith International, Inc.		166,998
17,926		Smithfield Foods, Inc. *		371,785
2,913		Southern Copper Corp.		92,255
5,433		Southwestern Energy Co. *		221,232
10,165		Spectra Energy Corp.		229,017
3,531		Steel Dynamics, Inc.		61,687
4,967		Sunpower Corp. * †		93,876
5,643		Temple-Inland, Inc.		115,286
12,659		Terra Industries, Inc.		579,276
4,577		Tractor Supply Co.		265,695
5,049		Transocean, Inc. *		436,133
38,681		Tyson Foods, Inc.		740,741
2,377		Ultra Petroleum Corp. *		110,840
2,340		United States Steel Corp.		148,637
8,867		Valero Energy Corp.		174,680
11,573		Weatherford International Ltd. *		183,548
11,094		Weyerhaeuser Co.		502,225
9,162		Williams Companies, Inc.		211,642
9,158		XTO Energy, Inc.		432,074
				42,329,070

Total Common Stocks
(Cost: $94,584,450)				103,024,402

MONEY MARKET FUND: 0.1%
(Cost: $170,832)
		Dreyfus Government
170,832		Cash Management Fund		170,832

Total Investments Before Collateral
for Securities Loaned: 100.0%
(Cost: $94,755,282)				103,195,234

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 2.1%
(Cost: $2,129,000)
		Dreyfus Government
2,129,000		Cash Management Fund		2,129,000

Total Investments: 102.1%
(Cost: $96,884,282)				105,324,234
Liabilitiess in excess of other assets: (2.1)%				(2,171,360)
NET ASSETS: 100.0%				$ 103,152,874

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar
*	Non-income producing
†		Security fully or partially on loan. Total market value of securities on loan is $2,059,360.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $41,741,716 which represents 40.5% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $96,971,467 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation				$ 11,051,475
Gross Unrealized Depreciation				(2,698,708)
Net Unrealized Appreciation				$ 8,352,767

Summary of Investments by Sector			% of
Excluding Collateral for Securities Loaned (unaudited)			Investments	Value
Agriculture			30.6%	$ 31,569,016
Alternative Energy Sources			2.0	2,022,955
Base/Industrial Metals			13.9	14,298,722
Energy			40.2	41,477,338
Forest Products			4.3	4,470,214
Precious Metals			6.7	6,880,045
Water			2.2	2,306,112
Money Market Fund			0.1	170,832
			100.0%	$ 103,195,234

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Argentina	$ 218,159	$ -	$ -	$ 218,159
Australia	187,292	4,038,915	-	4,226,207
Austria	-	357,984	-	357,984
Brazil	3,220,826	-	-	3,220,826
Canada	12,458,440	-	-	12,458,440
Chile	335,747	99,930	-	435,677
China / Hong Kong	465,499	2,519,782	-	2,985,281
Denmark	-	568,732	-	568,732
Egypt	-	1,012	-	1,012
Finland	-	333,418	-	333,418
France	-	3,213,934	-	3,213,934
Germany	-	433,023	-	433,023
Hungary	-	72,434	-	72,434
India	255,236	1,241,338	-	1,496,574
Indonesia	-	331,039	-	331,039
Italy	-	1,182,790	-	1,182,790
Ireland	-	47,299	-	47,299
Japan	-	2,124,898	-	2,124,898
Kazakhstan	-	71,770	-	71,770
Luxembourg	134,250	-	-	134,250
Malaysia	-	995,557	-	995,557
Mexico	279,188	-	-	279,188
Netherlands	101,813	2,108,422	-	2,210,235
Norway	-	2,087,872	-	2,087,872
Peru	186,439	-	-	186,439
Poland	-	155,754	-	155,754
Portugal	-	95,227	-	95,227
Russia	63,718	2,717,699	-	2,781,417
Singapore	3,250	1,759,977	-	1,763,227
South Africa	749,129	1,135,097	-	1,884,226
South Korea	-	897,921	-	897,921
Spain	-	500,683	-	500,683
Sweden	-	527,587	-	527,587
Switzerland	-	3,336,891	-	3,336,891
Taiwan	-	259,387	-	259,387
Turkey	-	83,461	-	83,461
United Kingdom	294,630	8,441,883	-	8,736,513
United States	42,329,070	-	-	42,329,070

Money Market Fund:
United States	2,299,832	-	-	2,299,832
Total	$ 63,582,518	$ 41,741,716	$ -	$ 105,324,234

See Note to Schedules of Investments

SOLAR ENERGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

Number
of Shares				Value
COMMON STOCKS: 100.0%
Canada: 4.6%
69,625		5N Plus, Inc. *		$ 374,014
44,121		Canadian Solar, Inc. *		1,073,023
				1,447,037

China / Hong Kong: 28.6%
33,326		China Sunergy Co. Ltd. (ADR) * †		133,637
190,974		JA Solar Holdings Co. Ltd. (ADR) * †		1,071,364
85,287		LDK Solar Co. Ltd. (ADR) * †		559,483
87,396		Renesola Ltd. (ADR) * †		517,384
37,283		Solarfun Power Holdings Co. Ltd. (ADR) * †		291,180
186,997		Suntech Power Holdings Co. Ltd. (ADR) * †		2,621,698
95,836		Trina Solar Ltd. (ADR) *		2,339,357
109,800		Yingli Green Energy Holding Co. Ltd. (ADR) * †		1,398,852
				8,932,955

Germany: 20.2%
14,398		Centrotherm Photovoltaics A.G. * #		613,754
292,644		Conergy A.G. * #		308,039
10,229		Phoenix Solar A.G. #		437,551
97,171		Q-Cells A.G. * † #		967,917
18,748		Roth & Rau A.G. * #		632,968
11,878		SMA Solar Technology A.G. † #		1,459,237
15,886		Solar Millenium A.G. * #		380,626
93,864		Solarworld A.G. † #		1,413,826
12,252		Solon SE * #		85,033
				6,298,951

Norway: 5.2%
344,279		Renewable Energy Corp. A.S. * † #		1,613,743

Spain: 0.6%
59,543		Solaria Energia y Medio Ambiente S.A. * #		187,625

Taiwan: 9.9%
478,000		Gintech Energy Corp. * #		1,549,870
134,000		Green Energy Technology, Inc. #		338,419
305,000		Neo Solar Power Corp. #		790,870
191,000		Solartech Energy Corp. #		421,792
				3,100,951

United Kingdom: 1.1%
465,255		PV Crystalox Solar PLC #		339,283

United States: 29.8%
28,268		Ascent Solar Technologies, Inc. * †		108,832
69,885		Energy Conversion Devices, Inc. * †		547,200
292,194		Evergreen Solar, Inc. * †		330,179
26,656		First Solar, Inc. * †		3,269,359
95,762		GT Solar International, Inc. *		500,835
216,618		MEMC Electronic Materials, Inc. *		3,320,754
64,236		Sunpower Corp. * †		1,214,060
				9,291,219

Total Common Stocks
(Cost: $32,927,351)				31,211,764

MONEY MARKET FUND: 0.2%
(Cost: $86,762)
		Dreyfus Government
86,762		Cash Management Fund		86,762

Total Investments Before Collateral
for Securities Loaned: 100.2%
(Cost: $33,014,113)				31,298,526

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 24.7%
		Dreyfus Government
7,671,000		Cash Management Fund		7,671,000

		Bank of New York
100,397		Institutional Cash Reserve Series B (a) #		23,091
Total Collateral
(Cost: $7,771,397)				7,694,091

OTHER: 0.1%
(Cost: $0)
0		Capital Support Agreement (a) #		35,598

Total Investments: 125.0%
(Cost: $40,785,510)				39,028,215
Liabilities in excess of other assets: (25.0)%				(7,800,860)
NET ASSETS: 100.0%				$ 31,227,355

ADR	American Depositary Receipt
*	Non-income producing
†		Security fully or partially on loan. Total market value of securities on loan is $7,437,165.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $11,599,242 which represents 37.1% of net assets.

(a)
The Bank of New York Mellon Corporation (BNY Mellon) has entered into a Capital Support Agreement (CSA) with the fund, which provides that BNY Mellon, at no cost to the fund, may provide capital to the fund  for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B subject to certain conditions. This valuation represents the fair value of the CSA as of March 31, 2010.

The aggregate cost of investments owned for Federal income tax purposes is $41,946,722 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation				$ 4,647,639
Gross Unrealized Depreciation				(7,566,146)
Net Unrealized Depreciation				$ (2,918,507)

Summary of Investments by Sector			% of
Excluding Collateral for Securities Loaned (unaudited)			Investments	Value
Alternate Energy Sources			74.5%	$ 23,321,938
Power Conversion & Supply Equipment			2.6	830,623
Semiconductors and Related Devices			21.4	6,685,189
Superconductor Products & Systems			1.2	374,014
Money Market Fund			0.3	86,762
			100.0%	$ 31,298,526

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Canada	$ 1,447,037	$ -	$ -	$ 1,447,037
China / Hong Kong	8,932,955	-	-	8,932,955
Germany	-	6,298,951	-	6,298,951
Norway	-	1,613,743	-	1,613,743
Spain	-	187,625	-	187,625
Taiwan	-	3,100,951	-	3,100,951
United Kingdom	-	339,283	-	339,283
United States	9,291,219	-	-	9,291,219

Money Market Fund:
United States	7,757,762	23,091	-	7,780,853
Capital Support Agreement	-	-	35,598	35,598
Total	$ 27,428,973	$ 11,563,644	$ 35,598	$ 39,028,215

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the three month period ended March 31, 2010:

Balance as of 12/31/09				$ 39,028
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				(3,430)
Net purchases (sales)				-
Transfers in and/or out of Level 3				-
Balance as of 3/31/10				$ 35,598

See Note to Schedules of Investments

STEEL ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

Number
of Shares				Value
COMMON STOCKS: 99.9%
Brazil: 22.6%
545,071		Cia Siderurgica Nacional S.A. (ADR) †		$ 21,764,685
1,392,960		Gerdau S.A. (ADR)		22,705,248
1,611,878		Vale S.A. (ADR)		51,886,353
				96,356,286

Canada: 4.6%
2,527,631		Gerdau Ameristeel Corp. (USD) *		19,791,351

Luxembourg: 4.6%
477,922		Ternium S.A. (ADR) * †		19,609,140

Mexico: 0.9%
462,344		Grupo Simec, S.A.B. de C.V. (ADR) * †		3,999,276

Netherlands: 9.9%
959,941		ArcelorMittal (USD) †		42,151,009

Russia: 4.5%
673,248		Mechel OAO (ADR)		19,133,708

South Korea: 5.9%
214,475		POSCO (ADR)		25,095,720

United Kingdom: 11.9%
214,745		Rio Tinto PLC (ADR)		50,836,584

United States: 35.0%
63,839		A.M. Castle & Co. *		835,014
306,179		AK Steel Holding Corp.		6,999,252
351,931		Allegheny Technologies, Inc.		19,000,755
122,555		Carpenter Technology Corp.		4,485,513
262,837		Cliffs Natural Resources, Inc.		18,648,285
314,612		Commercial Metals Co.		4,738,057
84,269		Gibraltar Industries, Inc. *		1,062,632
28,325		LB Foster Co. *		818,309
410,110		Nucor Corp.		18,610,792
30,330		Olympic Steel, Inc.		990,274
388,907		Reliance Steel & Aluminum Co.		19,145,892
77,459		Schnitzer Steel Industries, Inc.		4,068,921
1,080,770		Steel Dynamics, Inc.		18,881,052
270,052		Timken Co.		8,104,260
292,835		United States Steel Corp.		18,600,879
18,875		Universal Stainless & Alloy, Inc. *		452,811
220,642		Worthington Industries, Inc.		3,814,900
				149,257,598
Total Common Stocks
(Cost: $389,727,343)				426,230,672

MONEY MARKET FUND: 0.2%
(Cost: $852,366)
		Dreyfus Government
852,366		Cash Management Fund		852,366

Total Investments Before Collateral
for Securities Loaned: 100.1%
(Cost: $390,579,709)				427,083,038

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 8.7%
		Dreyfus Government
36,657,000		Cash Management Fund		36,657,000

		Bank of New York
594,624		Institutional Cash Reserve Series B (a) #		136,763
Total Collateral
(Cost: $37,251,624)				36,793,763

OTHER: 0.0%
(Cost: $0)
0		Capital Support Agreement (a) #		210,838

Total Investments: 108.8%
(Cost: $427,831,333)				464,087,639
Liabilities in excess of other assets: (8.8)%				(37,578,019)
NET ASSETS: 100.0%				$ 426,509,620

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†		Security fully or partially on loan. Total market value of securities on loan is $36,509,981.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $347,601 which represents 0.1% of net assets.

(a)
The Bank of New York Mellon Corporation (BNY Mellon) has entered into a Capital Support Agreement (CSA) with the fund, which provides that BNY Mellon, at no cost to the fund, may provide capital to the fund  for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B subject to certain conditions. This valuation represents the fair value of the CSA as of March 31, 2010.

The aggregate cost of investments owned for Federal income tax purposes is $427,895,758 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation				$ 48,485,749
Gross Unrealized Depreciation				(12,293,868)
Net Unrealized Appreciation				$ 36,191,881

Summary of Investments by Sector Excluding			% of
Collateral for Securities Loaned (unaudited)			Investments	Value
Diversified Minerals			26.9%	$ 115,004,571
Metal Processors & Fabricators			22.0	93,922,154
Steel Producers			49.7	212,365,623
Steel Specialty			1.2	4,938,324
Money Market Fund			0.2	852,366
			100.0%	$ 427,083,038

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stock*	$ 426,230,672	$ -	$ -	$ 426,230,672

Money Market Fund	37,509,366	136,763	-	37,646,129
Capital Support Agreement	-	-	210,838	210,838
Total	$ 463,740,038	$ 136,763	$ 210,838	$ 464,087,639

* See Schedule of Investments for security type and geographic sector breakouts

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the three month period ended March 31, 2010:

Balance as of 12/31/09				$ 231,154
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				(20,316)
Net purchases (sales)				-
Transfers in and/or out of Level 3				-
Balance as of 3/31/10				$ 210,838

See Note to Schedules of Investments

Market Vectors ETF Trust Note to Schedules of Investments March 31, 2010 (unaudited)

Security Valuation -  Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("ASC 820"), the Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. ASC 820 establishes a hierarchy that prioritizes inputs to valuation methods used to measure fair value and requires additional disclosures about these valuation measurements. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: May 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: May 31, 2010

By  Bruce J. Smith,    Chief Financial Officer, Market Vectors ETF Trust

Date: May 31, 2010